UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07560
Morgan Stanley Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Securities
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (148.9%)
	Alabama (1.0%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.50%	01/01/22	$1,903,320

	Alaska (1.1%)
3,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	2,125,830

	Arizona (3.1%)
1,010	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/24	1,022,231
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B (a)	5.00	01/01/22	3,948,049
1,000	Surprise Municipal Property Corporation, Arizona, Ser 2007	4.90	04/01/32	867,170

				5,837,450

	Arkansas (1.0%)
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/22	942,030
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/26	886,470

				1,828,500

	California (29.5%)
765	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/24	794,284
900	California Department of Water Reserve and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	932,265
5,000	California Economic Recovery, Ser 2004 A (a)	5.00	07/01/16	5,262,850
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,836,320
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	5,019,750
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/32	2,951,130
5,000	California, Various Purpose dtd 11/01/06	4.50	10/01/36	4,431,200
2,000	California, Various Purpose dtd 12/01/05	5.00	03/01/27	2,003,660
4,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2007 A	5.125	06/01/47	2,952,880
4,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2007 A	5.75	06/01/47	3,285,200
2,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	1,888,580
310	Indio Redevelopment Agency, California, Ser A	5.00	08/15/23	306,444
310	Indio Redevelopment Agency, California, Ser A	5.00	08/15/24	304,296
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd) (a)	5.00	07/01/23	5,137,538
4,000	Los Angeles, Community College District, California, 2003 Ser B (FSA Insd)	5.00	08/01/27	4,067,160
3,040	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)	5.00	09/01/22	3,115,210
4,240	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd) (a)	5.00	05/01/29	4,271,079
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34	874,280
4,000	San Francisco City & County, California, Laguna Honda Hospital Ser 2005 I (FSA Insd) (a)	5.00	06/15/30	4,052,540
540	San Francisco City & County, California, Laguna Honda Hospital Ser 2008 R3 (AGC Insd)	5.00	06/15/28	545,600
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	1,485,440

				56,517,706

	Colorado (2.2%)
2,590	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	2,231,958
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,902,520
165	Public Authority For Colorado Energy Ser 2008	6.25	11/15/28	161,274

				4,295,752

	Connecticut (0.7%)
1,500	Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A	5.50	09/01/36	1,264,365

	District of Columbia (1.4%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	1,837,980
855	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/25	873,408

				2,711,388

	Florida (8.1%)
1,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36	954,600
1,000	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc, Ser 2006	5.125	11/15/36	812,020
5,000	Miami-Dade County, Florida, Miami Int’l Airport Ser 2000 A (AMT) (FGIC Insd)	6.00	10/01/24	5,041,600

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1,995	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	(d)	10/01/30	1,440,669
4,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007 (a)	5.00		08/15/42	3,806,060
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25		01/01/26	843,120
3,250	St Johns, Florida, Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40	2,535,065

					15,433,134

	Georgia (8.9%)
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd) (a)	5.00		01/01/33	5,002,278
1,200	De Kalb County, Georgia, Water & Sewer Ser 2003 A	5.00		10/01/23	1,237,752
3,000	Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC Insd)	5.25		01/01/35	3,036,480
2,000	Georgia Road & Tollway Authority, Ser 2001	5.375		03/01/17	2,144,980
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/22	2,066,280
3,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/23	3,084,419
425	Main Street Natural Gas Inc., Georgia, Gas Project Ser A	6.25		07/15/28	396,589

					16,968,778

	Hawaii (11.2%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA Insd)	5.45		11/01/23	10,088,200
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC Insd)	6.625		07/01/18	3,093,240
8,000	Honolulu City & County, Hawaii, Ser 2003A (MBIA Insd) (a)	5.25		03/01/24	8,287,640

					21,469,080

	Illinois (9.7%)
3,600	Chicago Park District, Illinois, Harbor Ser A (AMBAC Insd)	5.00		01/01/27	3,632,868
3,000	Chicago, Illinois, O’Hare Int’l Airport 3rd Lien Ser 2005 A (MBIA Insd)	5.25		01/01/26	2,996,460
3,000	Chicago, Illinois, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	2,846,820
1,070	Chicago, Illinois, Transit Authority Ser 2008 (AGC Insd)	5.25		06/01/23	1,121,863
725	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00		01/01/23	749,737
2,780	Kendall Kane & Will County, Illinois, Community Unit School District No. 308 (FSA Insd)	0.00		02/01/20	1,594,441
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA Insd)	0.00	(e)	06/15/26	5,658,110

					18,600,299

	Indiana (1.5%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,778,600

	Kansas (1.3%)
2,500	Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA Insd)	5.00		09/01/28	2,524,700

	Louisiana (0.5%)
1,000	Louisiana Public Facilities Authority, Pennington Medical Foundation Ser 2006	5.00		07/01/31	900,400

	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA Insd)	5.50		07/01/18	60,128

	Maryland (2.8%)
1,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00		01/01/37	893,010
1,500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,409,010
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50		04/01/16	3,076,320

					5,378,340

	Michigan (1.4%)
3,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/46	2,708,220

	Missouri (2.3%)
4,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/ Christian Health Ser 1993 A	5.25		05/15/14	4,313,920

	Nebraska (2.5%)
5,000	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00		01/01/35	4,857,000

	Nevada (2.0%)
3,000	Clark County, Nevada, Airport SubLien Ser 2004 (AMT) (FGIC Insd)	5.50		07/01/20	2,886,990
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25		06/01/37	918,100

					3,805,090

	New Hampshire (1.5%)
3,000	Manchester, New Hampshire, Water Works Ser 2003 (FGIC Insd)	5.00		12/01/34	2,952,300

	New Jersey (3.5%)
3,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (b)	5.75		06/15/29	2,819,520
1,500	New Jersey Economic Development Authority, Seabrook Village Inc Ser 2006	5.25		11/15/36	1,215,075

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625		06/01/26		2,462,940
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00		06/01/41		222,660

						6,720,195

	New Mexico (0.5%)
940	New Mexico Finance Authority, Ser A	5.00		06/01/27		963,434

	New York (10.2%)
5,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 B (MBIA Insd)	5.25		11/15/22		5,179,900
3,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125		06/01/46		2,469,900
465	New York City, New York, Subser L-1	5.00		04/01/26		474,984
1,950	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/27		2,026,145
6,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50		06/01/21		6,225,960
3,000	Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B	5.25		11/15/19		3,171,090

						19,547,979

	North Carolina (1.1%)
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA Insd)	5.25		01/01/20		2,044,940

	Ohio (2.7%)
1,000	American Municipal Power — Ohio, Inc. Ser 2008 A (AGC Insd) (a)	5.25		02/15/33		1,008,190
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00		01/01/32		5,210,900

						6,219,090

	Pennsylvania (2.0%)
665	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A (a)	5.375		11/15/40		1,596,451
2,000	Pennsylvania, First Ser 2003 (MBIA Insd) (a)	5.00		01/01/13	(c)	2,159,530

						3,755,981

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA Insd)	5.00		07/01/21		1,440,600

	South Carolina (5.8%)
2,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/29		2,019,240
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA Insd)	5.375		06/01/19		4,833,194
40	Lexington County, South Carolina, Health Services District, Lexmed Inc, Ser 2007 A	5.00		11/01/16		40,618
210	Richland County Environmental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60		09/01/12		203,946
4,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00		01/01/27		4,056,930

						11,153,928

	Tennessee (2.0%)
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A (a)	5.25		09/01/19		3,897,240

	Texas (12.3%)
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21		1,739,520
1,000	Austin, Texas, Water & Wastewater ROLS RR II R - 574 (FSA Insd)	9.00	(f)	05/15/27		1,035,340
1,000	Board of Regents of the University of Houston System Ser 2008 (a)	5.00		02/15/33		1,012,468
575	Friendswood, Texas, Independent School District (PSF Insd)	5.00		02/15/25		590,353
1,360	Harris County, Texas, Health Facilities Development Corp.	5.25		11/15/23		1,419,242
2,350	Houston, Texas, Hotel Occupancy Ser B	0.00		09/01/25		939,413
1,460	Houston, Texas, Independent School District	5.00		02/15/28		1,478,191
5,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25		05/15/25		5,102,051
5,200	North Texas Tollway Authority, Ser D	0.00		01/01/28		1,668,784
1,000	Tarrant County Cultural Educational Facilities Finance Corp,	5.125		05/15/37		875,730
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA Insd)	5.25		03/01/17		4,283,439
325	Taxas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25		12/15/26		308,331
3,000	West Harris County Regional Water Authority, Texas, Water Ser 2005 (FSA Insd)	5.00		12/15/24		3,065,460

						23,518,322

	Utah (1.3%)
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00		07/01/21		2,571,700

	Virginia (9.4%)
1,250	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc Ser 2007	5.125		10/01/42		1,075,738
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25		08/15/19		10,786,701
4,000	Norfolk, Virginia, Water Ser 1993 (AMBAC Insd)	5.375		11/01/23		4,006,160
2,000	Prince William County Service Authority, Virginia, Water & Sewer Refg Ser 2003	5.00		07/01/21		2,099,400

						17,967,999

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Washington (3.0%)
1,705	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00	01/01/34	1,647,797
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) (a)	5.00	12/01/23	4,020,226

				5,668,023

	Total Tax-Exempt Municipal Bonds (Cost $290,197,666)			284,703,731

NUMBER OF
SHARES (000)
	Short-Term Investment (h) (9.5%)
	Investment Company
16,106	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $16,105,566)	16,105,566

	Total Investments
	(Cost $306,303,232)	300,809,297

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-19.2%)
(36,705)	Notes with interest rates ranging from 2.23% to 2.50% at July 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 (g) (Cost ($36,704,540))		(36,704,540)

	Total Net Investments	138.1%	264,104,757
	(Cost $269,598,692) (i) (j)
	Other Assets in Excess of Liabilities	1.5	2,820,099

	Preferred Shares of Beneficial Interest	(39.6)	(75,650,000)

	Net Assets Applicable to Common Shareholders	100.0%	$191,274,856

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ROLS	Reset Option Longs.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $400,042.

(c)	Prerefunded to call date shown.

(d)	Currently a zero coupon security, will convert to 5.00% on October 1, 2013.

(e)	Currently a zero coupon security, will convert to 5.75% on June 15, 2017.

(f)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations have a total value of $1,035,340 which represents 0.6% of net assets applicable to common shareholders.

(g)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $51,627,748 are held by the Dealer Trusts and serve as collateral for the $36,704,540 in floating rate note obligations outstanding at that date.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class .

(i)	Securities have been designated as collateral in an amount equal to $70,105,724 in connection with open futures and swap contracts.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
49	Long	U.S. Treasury Notes 2 Year, September 2008	$10,388,000	$71,093

59	Long	U.S. Treasury Notes 10 Year, September 2008	6,774,860	113,930

305	Long	Treasury Swap 5 Year, September 2008	32,897,111	113,357

221	Short	U.S. Treasury Notes 5 Year, September 2008	(24,605,243)	(108,714)

88	Short	U.S. Treasury Notes 20 Year, September 2008	(10,164,000)	(69,096)

161	Short	Treasury Swap 10 Year, September 2008	(17,725,094)	(102,579)

		Net Unrealized Appreciation		$17,990

Interest Rate Swap Contracts Open at July 31, 2008:

					UNREALIZED
	NOTIONAL	PAYMENTS	PAYMENTS	TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND	MADE BY FUND	DATE	(DEPRECIATION)
Bank of America N.A.	$3,118	Fixed Rate 5.58	Floating Rate 0.00 @	February 28, 2018	$34,672

Bank of America N.A.	3,775	Fixed Rate 5.070	Floating Rate 0.00 @	April 14, 2018	(29,634)

Bank of America N.A.	3,600	Fixed Rate 4.982	Floating Rate 0.00 @	April 15, 2018	(39,528)

Bank of America N.A.	3,925	Floating Rate 0.00 @	Fixed Rate 5.99	February 28, 2023	(50,005)

Bank of America N.A.	4,835	Floating Rate 0.00 @	Fixed Rate 5.47	April 14, 2023	7,446

Bank of America N.A.	4,405	Floating Rate 0.00 @	Fixed Rate 5.38	April 15, 2023	17,620

JPMorgan Chase Bank N.A.	13,410	Fixed Rate 5.385%	Floating Rate 0.00% @	February 14, 2018	57,127

JPMorgan Chase Bank N.A.	17,090	Floating Rate 0.00 @	Fixed Rate 5.831	February 14, 2023	(143,043)

Merrill Lynch & Co.	4,800	Fixed Rate 5.00	Floating Rate 0.00 @	April 15, 2018	(49,728)

Merrill Lynch & Co.	6,185	Floating Rate 0.00 @	Fixed Rate 5.395	April 15, 2023	22,204

		Net unrealized depreciation			$(172,869)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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